Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class L and Class N
April 29, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

STG-L-STG-N-SUM-17-02 1.9879798.102	December 8, 2017

Supplement to the
Strategic Advisers® International Multi-Manager Fund
April 29, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee has been removed.

STG-SUM-17-02 1.9879797.102	December 8, 2017